Accounting policies (Details 1)	12 Months Ended
Dec. 31, 2018
Midatech Pharma Plc [Member]
Disclosure of voluntary change in accounting policy [line items]
Entity	Midatech Pharma plc
Summary description	Ultimate holding company
Midatech Limited [Member]
Disclosure of voluntary change in accounting policy [line items]
Entity	Midatech Limited
Summary description	Trading company
Midatech Pharma (Espana) SL (formerly Midatech Biogune SL) [Member]
Disclosure of voluntary change in accounting policy [line items]
Entity	Midatech Pharma (Espana) SL (formerly Midatech Biogune SL)
Summary description	Trading company
PharMida AG [Member]
Disclosure of voluntary change in accounting policy [line items]
Entity	PharMida AG
Summary description	Dormant
Midatech Pharma (Wales) Limited (formerly Q Chip Limited) [Member]
Disclosure of voluntary change in accounting policy [line items]
Entity	Midatech Pharma (Wales) Limited (formerly Q Chip Limited)
Summary description	Trading company
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member]
Disclosure of voluntary change in accounting policy [line items]
Entity	Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.)
Summary description	Trading company
Dara Therapeutics, Inc. [Member]
Disclosure of voluntary change in accounting policy [line items]
Entity	Dara Therapeutics, Inc.
Summary description	Dormant
Midatech Pharma Pty [Member]
Disclosure of voluntary change in accounting policy [line items]
Entity	Midatech Pharma PTY
Summary description	Trading company